Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
January 31, 2024
GED-NPRT1-0324
1.938168.111
Common Stocks - 99.3%
	Shares	Value ($)
Belgium - 0.7%
KBC Group NV	12,216	798,447
UCB SA	3,631	342,567
TOTAL BELGIUM		1,141,014
Brazil - 0.9%
Equatorial Energia SA	195,460	1,397,777
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	32,416	1,899,463
Canadian Natural Resources Ltd.	16,636	1,064,645
Constellation Software, Inc.	362	1,000,514
Constellation Software, Inc. warrants 8/22/28 (a)(b)	362	0
Imperial Oil Ltd.	18,461	1,064,860
Metro, Inc.	26,200	1,375,624
PrairieSky Royalty Ltd.	55,500	915,609
TOTAL CANADA		7,320,715
China - 2.0%
Kweichow Moutai Co. Ltd. (A Shares)	1,587	355,801
NXP Semiconductors NV	11,844	2,493,991
SITC International Holdings Co. Ltd.	183,884	279,015
TOTAL CHINA		3,128,807
Finland - 1.0%
Elisa Corp. (A Shares)	27,561	1,258,424
Neste OYJ	7,706	266,908
TOTAL FINLAND		1,525,332
France - 4.3%
Airbus Group NV	9,002	1,433,892
Capgemini SA	5,052	1,131,249
Edenred SA	23,753	1,422,624
LVMH Moet Hennessy Louis Vuitton SE	2,576	2,143,384
VINCI SA	4,228	534,091
TOTAL FRANCE		6,665,240
Germany - 2.8%
Deutsche Telekom AG	45,983	1,128,783
Rheinmetall AG	6,117	2,147,136
Siemens AG	5,833	1,044,246
TOTAL GERMANY		4,320,165
Hong Kong - 0.6%
AIA Group Ltd.	102,672	805,197
HKBN Ltd.	448,630	186,434
TOTAL HONG KONG		991,631
Hungary - 0.3%
Richter Gedeon PLC	18,454	498,159
India - 0.3%
HDFC Bank Ltd. sponsored ADR	5,839	324,006
Redington (India) Ltd.	71,339	154,300
TOTAL INDIA		478,306
Italy - 0.4%
Prysmian SpA	13,800	611,311
Japan - 7.0%
Capcom Co. Ltd.	19,124	729,366
Daiichikosho Co. Ltd.	48,608	665,923
FUJIFILM Holdings Corp.	7,853	497,762
Hitachi Ltd.	13,148	1,032,780
Hoya Corp.	9,901	1,257,716
Inaba Denki Sangyo Co. Ltd.	33,490	800,203
Minebea Mitsumi, Inc.	31,666	654,543
Renesas Electronics Corp. (a)	56,410	925,552
Roland Corp.	17,640	586,069
Shin-Etsu Chemical Co. Ltd.	31,463	1,238,453
Sony Group Corp.	16,571	1,625,091
Toyota Motor Corp.	44,223	883,037
TOTAL JAPAN		10,896,495
Kenya - 0.2%
Safaricom Ltd.	3,575,246	302,949
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	30,576	1,661,422
Luxembourg - 0.1%
L'Occitane Ltd.	75,000	239,467
Sweden - 0.4%
HEXPOL AB (B Shares)	48,826	561,140
Switzerland - 0.9%
Compagnie Financiere Richemont SA Series A	3,950	586,712
Sika AG	2,869	792,010
TOTAL SWITZERLAND		1,378,722
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	157,877	3,161,117
United Kingdom - 6.7%
AstraZeneca PLC sponsored ADR	29,762	1,983,340
B&M European Value Retail SA	140,388	922,661
BAE Systems PLC	97,385	1,452,606
Compass Group PLC	38,648	1,064,512
Diageo PLC	16,397	592,225
JD Sports Fashion PLC	479,134	710,735
London Stock Exchange Group PLC	6,500	735,241
RELX PLC (London Stock Exchange)	25,796	1,064,706
RS GROUP PLC	67,972	676,723
Starling Bank Ltd. Series D (a)(b)(c)	62,800	249,901
Unilever PLC	13,959	679,248
WH Smith PLC	25,717	394,679
TOTAL UNITED KINGDOM		10,526,577
United States of America - 62.7%
Accenture PLC Class A	7,562	2,751,661
Albertsons Companies, Inc.	15,339	325,494
Amdocs Ltd.	15,335	1,405,913
Ameren Corp.	10,254	713,371
American Tower Corp.	3,623	708,840
Apple, Inc.	42,943	7,918,689
AT&T, Inc.	29,386	519,838
Ball Corp.	6,100	338,245
Bank of America Corp.	72,823	2,476,710
BJ's Wholesale Club Holdings, Inc. (a)	12,321	792,733
BlackRock, Inc. Class A	800	619,448
Bristol-Myers Squibb Co.	11,307	552,573
Capital One Financial Corp.	7,394	1,000,556
Chubb Ltd.	4,737	1,160,565
Cisco Systems, Inc.	36,729	1,843,061
Comcast Corp. Class A	26,839	1,249,087
Costco Wholesale Corp.	1,826	1,268,851
Crane Co.	6,893	855,490
Crane Nxt Co.	3,993	232,712
Crown Holdings, Inc.	9,612	850,662
Danaher Corp.	8,237	1,976,139
Dollar Tree, Inc. (a)	10,185	1,330,365
Eli Lilly & Co.	5,022	3,242,253
Estee Lauder Companies, Inc. Class A	3,545	467,905
Experian PLC	29,984	1,248,006
Exxon Mobil Corp.	22,832	2,347,358
Freeport-McMoRan, Inc.	39,197	1,555,729
General Dynamics Corp.	1,500	397,485
General Electric Co.	11,556	1,530,246
Gilead Sciences, Inc.	14,304	1,119,431
H&R Block, Inc.	25,114	1,176,340
Hartford Financial Services Group, Inc.	17,673	1,536,844
Hess Corp.	5,990	841,775
Hillenbrand, Inc.	7,100	330,647
Johnson Controls International PLC	9,742	513,306
JPMorgan Chase & Co.	19,588	3,415,364
Kenvue, Inc.	22,200	460,872
Keurig Dr. Pepper, Inc.	17,791	559,349
Lamar Advertising Co. Class A	10,817	1,132,324
Linde PLC	6,098	2,468,653
Lowe's Companies, Inc.	5,211	1,109,109
M&T Bank Corp.	8,497	1,173,436
McDonald's Corp.	4,436	1,298,506
Merck & Co., Inc.	13,639	1,647,318
Microsoft Corp.	20,981	8,341,621
Mondelez International, Inc.	7,377	555,267
MSCI, Inc.	927	554,921
Nestle SA (Reg. S)	8,751	997,182
NextEra Energy, Inc.	14,858	871,125
PG&E Corp.	17,858	301,264
Phillips 66 Co.	3,035	437,981
PNC Financial Services Group, Inc.	12,851	1,943,200
Procter & Gamble Co.	9,964	1,565,743
Roche Holding AG (participation certificate)	7,459	2,123,699
Sanofi SA	15,932	1,595,518
Southern Co.	12,618	877,203
T-Mobile U.S., Inc.	12,398	1,998,930
Tapestry, Inc.	13,942	540,810
Target Corp.	3,076	427,810
The Coca-Cola Co.	17,960	1,068,440
The Travelers Companies, Inc.	7,220	1,526,019
TJX Companies, Inc.	21,206	2,012,661
U.S. Bancorp	20,600	855,724
United Parcel Service, Inc. Class B	4,501	638,692
UnitedHealth Group, Inc.	5,507	2,818,152
Valero Energy Corp.	2,433	337,944
Veralto Corp.	2,979	228,460
Verizon Communications, Inc.	15,659	663,159
Vistra Corp.	17,350	711,871
Walmart, Inc.	6,100	1,008,025
WEC Energy Group, Inc.	5,550	448,218
Wells Fargo & Co.	41,554	2,085,180
TOTAL UNITED STATES OF AMERICA		97,998,078
Zambia - 0.2%
First Quantum Minerals Ltd.	38,907	353,055
TOTAL COMMON STOCKS (Cost $116,988,372)		155,157,479

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $679,129)	678,993	679,129

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $117,667,501)	155,836,608
NET OTHER ASSETS (LIABILITIES) - 0.2%	366,183
NET ASSETS - 100.0%	156,202,791

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $249,901 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	130,682

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,909,895	13,405,028	15,635,794	41,626	-	-	679,129	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,265,494	1,265,494	126	-	-	-	0.0%
Total	2,909,895	14,670,522	16,901,288	41,752	-	-	679,129

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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